                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------------

     This Amendment (Check only one.): [_] is a restatement.

                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:


/s/ Shanna S. Sullivan         Greenwich, CT   April 14, 2008
----------------------------   (City, State)       (Date)
        (Signature)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ------------------------------------
028-01190              Frank Russell Company
028-05788              IXIS Asset Management Advisors, L.P.

                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:  $6,689,901
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.   Form 13F File number  Name
---   --------------------  ------------------------------------
 1          028-01190       Frank Russell Company
 2          028-05788       IXIS Asset Management Advisors, L.P.

      Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive,
                         Suite 180, Greenwich, CT 06830

                                                                       3/31/2008

                                                                                Item 6           Item 7            Item 8
                               Item 2                                    Investment Discretion    Mgrs.       Voting Authority
                                Title   Item 3    Item 4              --------------------------        ---------------------------
          Item 1                 of     Cusip   Mkt. Value   Item 5      Sole      Shared  Other           Sole    Shared    None
      Name of Issuer            Class   Number    x $1000    Shares       (A)        (B)    (C)             (A)      (B)     (C)
------------------------------ ------ --------- ---------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
AES Corporation                COMMON 00130H105    206,731 12,401,389 11,615,421   785,968   0           8,703,621    0   3,697,768
American Intl Group, Inc.      COMMON 026874107        303      7,000      7,000         0   0               3,000    0       4,000
Aon Corporation                COMMON 037389103    171,804  4,273,720  3,989,429   284,291   0           2,977,729    0   1,295,991
Apollo Group, Inc.             COMMON 037604105     68,640  1,588,885  1,485,128   103,757   0           1,108,328    0     480,557
Atlas Pipeline Partners, L     COMMON 049392103        401     10,000     10,000         0   0               5,000    0       5,000
Bank of America Corporation    COMMON 060505104    136,514  3,601,014  3,352,837   248,177   0           2,504,237    0   1,096,777
Barr Pharmaceuticals Inc.      COMMON 068306109    220,442  4,563,065  4,273,660   289,405   0           3,195,260    0   1,367,805
Barrick Gold Corporation       COMMON 067901108     95,778  2,204,326  2,057,875   146,451   0           1,524,275    0     680,051
Baxter International Inc       COMMON 071813109    113,136  1,956,693  1,811,182   145,511   0           1,309,882    0     646,811
Boston Scientific Corporation  COMMON 101137107    223,153 17,338,994 16,248,402 1,090,592   0          11,929,902    0   5,409,092
Cardinal Health Inc.           COMMON 14149Y108    149,275  2,842,785  2,646,631   196,154   0           1,976,231    0     866,554
CIGNA Corporation              COMMON 125509109    215,024  5,300,065  4,962,418   337,647   0           3,718,718    0   1,581,347
CitiGroup, Inc.                COMMON 172967101        522     24,375     24,375         0   0               3,034    0      21,341
Citizen's Communications       COMMON 17453B101        404     38,500     38,500         0   0              16,500    0      22,000
Comcast Corporation Class A    COMMON 20030N101    214,042 11,067,327 10,343,130   724,197   0           7,746,830    0   3,320,497
Credit Suisse Group            COMMON 225401108    214,526  4,216,312  3,919,465   296,847   0           3,081,265    0   1,135,047
DIRECTV Group Inc              COMMON 25459L106        440     17,750     17,750         0   0               6,750    0      11,000
El Paso Corporation            COMMON 28336L109    228,870 13,754,209 12,864,981   889,228   0           9,639,581    0   4,114,628
Fannie Mae                     COMMON 313586109        290     11,025     11,025         0   0               3,025    0       8,000
General Electric Company       COMMON 369604103    262,737  7,099,077  6,629,957   469,120   0           4,918,157    0   2,180,920
Goodyear Tire & Rubber Company COMMON 382550101     57,803  2,240,443  2,156,099    84,344   0           1,578,999    0     661,444
Halliburton Company            COMMON 406216101     79,871  2,030,779  1,893,007   137,772   0           1,391,407    0     639,372
Hewlett-Packard Company        COMMON 428236103    153,483  3,361,426  3,145,405   216,021   0           2,353,405    0   1,008,021
Intl Business Machines Corp.   COMMON 459200101        236      2,048      2,048         0   0                   0    0       2,048
Interpublic Group of Cos.      COMMON 460690100    193,206 22,973,366 21,433,258 1,540,108   0          16,008,458    0   6,964,908
JetBlue Airways Corporation    COMMON 477143101        319     55,000     55,000         0   0              25,000    0      30,000
Kimberly-Clark Company         COMMON 494368103    166,524  2,579,772  2,406,676   173,096   0           1,787,676    0     792,096
Kinetic Concepts, Inc.         COMMON 49460W208    141,568  3,062,255  2,902,080   160,175   0           2,170,280    0     891,975
Lowe's Companies, Inc.         COMMON 548661107        224      9,750      9,750         0   0               3,750    0       6,000
Marsh & McLennan Companies     COMMON 571748102    137,987  5,666,813  5,282,285   384,528   0           3,958,685    0   1,708,128
Merck & Co. Inc.               COMMON 589331107        319      8,400      8,400         0   0                   0    0       8,400
Newmont Mining Corporation     COMMON 651639106    100,976  2,229,057  2,089,685   139,372   0           1,517,785    0     711,272
Pfizer Inc.                    COMMON 717081103    237,703 11,357,064 10,635,004   722,060   0           7,747,204    0   3,609,860
Phillip Morris International   COMMON 718172109        412      8,150      8,150         0   0               4,850    0       3,300
Pioneer Natural Resources Co.  COMMON 723787107    237,720  4,839,573  4,528,449   311,124   0           3,374,149    0   1,465,424
Royal Dutch Shell PLC ADR      COMMON 780259206    158,205  2,293,489  2,125,676   167,813   0           1,635,776    0     657,713
Southwest Airlines Company     COMMON 844741108    188,258 15,182,075 14,170,410 1,011,665   0          10,540,710    0   4,641,365
Spectra Energy Corporation     COMMON 847560109    196,181  8,623,347  8,052,738   570,609   0           5,936,838    0   2,686,509
Sun Microsystems Inc           COMMON 866810104    159,943 10,298,999  9,637,304   661,695   0           7,123,279    0   3,175,720
Symantec Corporation           COMMON 871503108    118,779  7,146,751  6,616,038   530,713   0           4,942,338    0   2,204,413
TJX Companies, Inc.            COMMON 872540109        802     24,250     24,250         0   0               8,250    0      16,000
Texas Instruments Inc.         COMMON 882508104    176,703  6,250,536  5,833,425   417,111   0           4,304,025    0   1,946,511
Textron Incorporated           COMMON 883203101        388      7,000      7,000         0   0               3,000    0       4,000
Time Warner, Inc.              COMMON 887317105    207,764 14,819,110 13,822,105   997,005   0          10,349,705    0   4,469,405
Unilever NV ADR                COMMON 904784709    191,693  5,683,153  5,278,885   404,268   0           4,042,785    0   1,640,368
Unum Group                     COMMON 91529Y106    186,273  8,463,127  7,915,082   548,045   0           5,848,382    0   2,614,745
Walt Disney Holding Company    COMMON 254687106    217,527  6,932,023  6,454,176   477,847   0           4,762,576    0   2,169,447
Washington Post Company        COMMON 939640108    200,997    303,850    285,015    18,835   0             212,595    0      91,255
Waste Management, Inc.         COMMON 94106L109    143,427  4,273,749  3,981,674   292,075   0           2,963,074    0   1,310,675
Western Digital Corporation    COMMON 958102105    122,454  4,528,636  4,228,005   300,631   0           3,151,305    0   1,377,331
Invesco Ltd.                   COMMON G491BT108    178,391  7,323,102  6,825,316   497,786   0           5,278,916    0   2,044,186
Flextronics International      COMMON Y2573F102    210,735 22,442,540 20,986,177 1,456,363   0          15,534,877    0   6,907,663
   TOTALS:                        52             6,689,901